Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)	COMPENSATION ACTUALLY PAID TO PEO (1,2,3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS (1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS (1,2,3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($MILLION)	ADJUSTED EBIT ($MILLION) (4)
					TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	$12,206,147	$18,213,503	$2,953,674	$4,237,854	$282.73	$175.47	$647	$1,949
2023	$11,243,256	$31,090,475	$2,929,921	$5,104,932	$242.49	$158.62	$1,193	$1,805
2022	$10,979,854	$14,107,038	$2,946,087	$3,808,951	$136.88	$118.21	$1,241	$1,758
2021	$9,782,143	$12,619,790	$2,894,244	$3,194,386	$142.89	$167.47	$995	$1,415
2020	$7,549,789	$12,670,545	$2,029,479	$2,840,007	$118.16	$122.08	$(385)	$878

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote	The PEO in each covered year is Mr. Chambers. The Non-PEO NEOs for whom the average compensation is presented in this table are: for fiscal 2024, Messrs. Fister, G. Smith, and Sandri and Ms. Beredo; for fiscal year 2023, Messrs. Fister, Parks, Sandri, G. Smith and Ms. Beredo; for fiscal year 2022, Messrs. Parks, Sandri, D. Smith, and Fister; for fiscal year 2021, Messrs. Parks, Sandri, D. Smith and Ms. Beredo; and for fiscal year 2020, Messrs. Gandhi, Parks, Sandri, D. Smith, and G. Smith.
PEO Total Compensation Amount	$ 12,206,147	$ 11,243,256	$ 10,979,854	$ 9,782,143	$ 7,549,789
PEO Actually Paid Compensation Amount	$ 18,213,503	31,090,475	14,107,038	12,619,790	12,670,545
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and applicable SEC guidance, and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for 2024 for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO	EXCLUSION OF CHANGE IN PENSION VALUE	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS	INCLUSION OF PENSION SERVICE COST	INCLUSION OF EQUITY VALUES	COMPENSATION ACTUALLY PAID TO PEO

2024	$12,206,147	$—	$(7,724,090)	$—	$13,731,446	$18,213,503
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY FOR PEO	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE INCLUDED FOR PEO	TOTAL - INCLUSION OF EQUITY VALUES FOR PEO

2024	$8,880,216	$2,812,968	$—	$2,038,262	$—	$—	$13,731,446
Please note that while similar adjustment information was provided in the 2024 proxy statement for 2023 and in the 2023 proxy statement for 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because, in Owens Corning’s view, it is not material to stockholders’ understanding of the information reported in the Pay Versus Performance Table for 2024 or the relationships disclosures provided above.

Non-PEO NEO Average Total Compensation Amount	$ 2,953,674	2,929,921	2,946,087	2,894,244	2,029,479
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,237,854	5,104,932	3,808,951	3,194,386	2,840,007
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and applicable SEC guidance, and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for 2024 for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	EXCLUSION OF CHANGE IN PENSION VALUE	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS	INCLUSION OF PENSION SERVICE COST	INCLUSION OF EQUITY VALUES	COMPENSATION ACTUALLY PAID TO NON-PEO NEOs

2024	$2,953,674	$—	$(1,380,420)	$—	$2,664,600	$4,237,854
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTS DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOs	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY FOR NON-PEO NEOs	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING THE YEAR FOR NON-PEO NEOs	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOs	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOs	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE INCLUDED FOR NON-PEO NEOs	TOTAL - AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOs

2024	$1,572,712	$559,620	$—	$532,268	$—	$—	$2,664,600
Please note that while similar adjustment information was provided in the 2024 proxy statement for 2023 and in the 2023 proxy statement for 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because, in Owens Corning’s view, it is not material to stockholders’ understanding of the information reported in the Pay Versus Performance Table for 2024 or the relationships disclosures provided above.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

TABULAR LIST OF FINANCIAL METRICS USED TO LINK NEO COMPENSATION ACTUALLY PAID TO COMPANY PERFORMANCE
Consolidated Adjusted EBIT	Roofing EBIT	Insulation EBIT	Composites EBIT
Adjusted Return on Capital	Adjusted Free Cash Flow Conversion	Relative TSR

Total Shareholder Return Amount	$ 282.73	242.49	136.88	142.89	118.16
Peer Group Total Shareholder Return Amount	175.47	158.62	118.21	167.47	122.08
Net Income (Loss)	$ 647,000,000	$ 1,193,000,000	$ 1,241,000,000	$ 995,000,000	$ (385,000,000)
Company Selected Measure Amount	1,949,000,000	1,805,000,000	1,758,000,000	1,415,000,000	878,000,000
PEO Name	Mr. Chambers
Additional 402(v) Disclosure	Reconciliation and further information for Adjusted EBIT can be found on page 28 of our 2024 Form 10-K filed with the SEC on February 24, 2025. For 2024, this number was adjusted to remove the impact of acquisitions and excludes the Doors business.
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBIT
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Return on Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Roofing EBIT
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow Conversion
Measure:: 5
Pay vs Performance Disclosure
Name	Insulation EBIT
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 7
Pay vs Performance Disclosure
Name	Composites EBIT
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,731,446
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,812,968
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,880,216
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,038,262
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,724,090)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,664,600
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	559,620
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,572,712
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	532,268
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,380,420)